Victory Pioneer Fund VCT Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.35%	14.98%	15.75%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	23.07%	14.69%	15.47%